Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
10	Leases

As of December 31, 2019 and December 31, 2018, the information on leases is summarized below:

	2019
	Short-term	Long-term
Payable in Mexican pesos
Warehouse	$32,673	$14,094
Cranes	963	-
Courtyards	10,285	41,248
Major vessel maintenance	2,269	-

Payable in US dollars
Corporate building	14,388	471,439
	$60,578	$526,781

As of December 31, 2019, Grupo TMM leased its corporate office building, warehouses for the storage service, cranes for the logistics services and a major vessel maintenance. With the exception of short-term leases and low-value underlying assets, each lease is reflected on the consolidated statement of financial position as a right-of-use asset and a lease liability.

Each lease generally imposes a restriction that, unless there is a contractual right for the Company to sublet the asset to another party, the right-of-use asset can only be used by the Company.

Leases are either non-cancellable or may only be cancelled by incurring a substantive termination fee. Some leases contain an option to extend the lease for a further term.

Grupo TMM is prohibited from selling or pledging the underlying leased assets as security. For leases over office buildings and warehouses, Grupo TMM must keep those properties in a good state of repair and return the properties. Further, Grupo TMM must insure items of leases assets and incur maintenance fees on such items in accordance with the lease contracts.

The table below describes the nature of Grupo TMM’s leasing activities by type of right-of-use asset recognized in the consolidated statement of financial position:

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term (years)	No. of leases with extension options	No. of leases with purchase option	No. of leases with variable payments linked to an index	No. of leases with termination options
Corporate building	1	9	-	-	1	-
Warehouse	6	1 - 4	2	-	6	-
Courtyards	5	1 - 5	5	-	5	-
Cranes	1	1	-	-	-	-
Major vessel maintenance	1	1	-	-	-	-

Lease liabilities are secured with related underlying assets. Future minimum lease payments at 31 December 2019 were as follows:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance at December 31, 2019
Lease payments	$121,847	$185,494	$198,259	$427,355	$932,955
Financial charges	(61,269)	(108,101)	(87,429)	(88,797)	(345,596)
Present values, net	$60,578	$77,393	$110,830	$338,558	$587,359

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance at December 31, 2018
Lease payments	$133,870	$215,631	$200,489	$546,922	$1,096,912
Financial charges	(70,975)	(121,445)	(102,513)	(134,749)	(426,682)
Present values, net	$62,895	$94,186	$97,976	$412,173	$667,230

Lease payments not recognized as a liability
The Company has elected not to recognize a lease liability for short-term leases (leases with an expected term of 12 months or less) or for leases of low-value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.

The expense relating to payments not included in the measurement of the lease liability is as follows:

2019
Short-term leases (a)	$296,770
Leases of low-value assets	3,696
$300,466

(a)	Corresponds to the leasing of parcel and bulk carrier vessels.

At December 31, 2019, Grupo TMM was committed on short-term leases and total commitment at that date was $121,847.

At December 31, 2019 Grupo TMM had no lease commitments that had not yet started.

Total cash outflow for leases for the years ended December 31, 2019 and 2018 were $434,710 and $ 436,469, respectively.

Additional information on right-of-use assets by class of assets in as follows:

	Carrying amount	Depreciation expense	Financial cost
Corporate building	$464,020	$49,716	$55,221
Warehouse	43,756	40,212	8,751
Courtyards	49,241	10,794	5,377
Cranes	915	2,197	221
Major vessel maintenance	2,167	8,667	655
Total right-of-use assets	$560,099	$111,586	$70,225

Financial leases as of December 31, 2018

As of December 31, 2018, the Company held a financial lease for the vessel ‘Subsea 88’, which started in November 2013 and was scheduled to end in October 2023. The financial lease agreement ‘Subsea 88’ included monthly lease payments and a purchase option at the end of the term.

The restricted cash balance derived from this contract as of December 31, 2018 was $ 3,353. As of December 31, 2018, the net book value of the vessel was $ 191,377.

Due to the mishap described in Note 9 subsection (h), in June 2019 the insurer Allianz México, S.A. declared the vessel ‘Subsea 88’ as a total loss. As part of the agreements, the insurer made the payment of the line of credit on behalf of the Company in August 2019 (see Note 14).